CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (2,752)	$ (3,425)	$ (1,293)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	24	11	3
Amortization	9	9	5
Stock-based compensation			1
Bad debt expense	2	7	5
Gain on disposal of investment in securities		(125)
Changes in the fair value of investment in equity securities recognized at fair value	(409)
Unrealized foreign exchange loss	1,022
Other	3
Net changes in:
Accounts receivable	64	3	89
Prepaid expenses	341	(313)	25
Prepaid licensing and royalty fees	(142)	96	(87)
Prepaid pension assets	(59)	(16)	19
Other assets	(141)	(151)	(90)
Accounts payable	(66)	47	5
Accrued expenses	(284)	(80)	236
Other liabilities	(121)	(198)	(993)
Net cash used in operating activities	(2,509)	(4,135)	(2,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment in securities			(10,000)
Purchases of property, plant and equipment	(52)	(76)	(24)
Increase in intangible assets	(18)	(17)	(8)
Proceeds from disposal of investment in securities		80
Decrease (increase) in refundable deposits		(4)	(9)
Net cash used in investing activities	(70)	(17)	(10,041)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	(75)	(89)	(156)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,654)	(4,241)	(12,272)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	41,761	46,002	58,274
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 39,107	41,761	$ 46,002
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax refund during the year		$ (2)